                          TCW/DW TOTAL RETURN TRUST
                            Two World Trade Center
                           New York, New York 10048

DEAR SHAREHOLDER:
-----------------------------------------------------------------------------

   Robust corporate earnings, benign inflation and a steadily advancing bond market combined to propel stocks higher during the six-month period ended January 31, 1996. The Dow Jones Industrial Average (DJIA), the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and the NASDAQ Index all reached record highs. Despite a brief detour in mid-December (brought about by anxiety over budget wrangling in Washington, an economy perceived to be weakening and a belief that the Federal Reserve Board would not cut interest rates, which it subsequently did), equities continued to advance into the new year.

   Throughout the past six months, interest rates moved downward as economic growth slowed to a more sustainable level and inflationary fears all but disappeared. As a result, the Federal Reserve Board eased monetary policy by lowering the federal-funds rate twice by 25 basis points during the six-month period, first in mid-December and again in January. Overall, the fixed-income markets in general, and the U.S. Treasury market in particular, reacted favorably. In all, the yield on 30-year U.S. Treasury bonds declined from
6.85 percent on July 31, 1995 to 6.03 percent on January 31, 1996. Similarly, two-year U.S. Treasury note yields declined from 5.87 percent to 4.93 percent during the period.

PERFORMANCE AND PORTFOLIO STRATEGY

   For the six-month period ended January 31, 1996, TCW/DW Total Return Trust produced a total return of 9.64 percent, compared to a return of 14.53 percent for the broad-based S&P 500. Unlike the Fund which may invest in stocks, bonds and convertible securities, the S&P 500 Index is comprised solely of common stocks. During the same period, the Lehman Brothers Government/Corporate Bond Index returned 7.74 percent.

   During the second half of 1995, the Fund steadily increased investments in common stocks and convertible securities, and decreased fixed-income securities and cash. This strategy allowed the Fund to participate in the strong stock market rally during the second half of 1995. TCW Funds Management (TCW), the Fund's investment adviser, remains bullish on the stock market and long term government bonds. Worldwide economic growth is stable and inflation continues to decline. Thirty-year government bonds currently yield over 6 percent. Based on TCW's inflation assumption of 2 percent, long-term government bonds have a real rate of return above 4 percent. As interest rates decline, stock and bond prices should appreciate.

   As of January 31, 1996, the Fund was 100 percent invested, of which thirty-year government bonds represented 25 percent, equities 70 percent and convertible securities 5 percent. Industries well represented in the Fund on January 31, 1996 included telecommunications, technology, energy, autos, financial services, household products and health care. Among the Fund's key equity holdings on January 31, 1996 were Chrysler Corp., Citicorp, J.P. Morgan, Intel, Merck, United Technologies and Texaco Inc.

LOOKING AHEAD

   TCW's forecast for 1996 real GDP growth is 2.0 percent with inflation for 1996 at a relatively benign 2.0 percent. Generally, moderate economic growth and low inflation provide a positive fundamental investment environment for U.S. financial assets. Prominent among the Fund's portfolio holdings are numerous revitalized American industrial corporations, which have become or are becoming the low-cost producers in their industries. Going forward, the Fund will continue to focus on companies with attractive yields and strong prospects for earnings and dividend growth. Above all, the Fund will continue to invest for long-term total return from capital growth and income.

   We appreciate your ongoing support of TCW/DW Total Return Trust and look forward to continuing to serve your investment needs and objectives.

                                                     Very truly yours,

                                                 /s/ Charles A. Fiumefreddo
                                                     ------------------------
                                                     Charles A. Fiumefreddo
                                                     Chairman of the Board

TCW/DW TOTAL RETURN TRUST
Portfolio of Investments January 31, 1996 (unaudited)
-----------------------------------------------------------------------------

 NUMBER OF
   SHARES                                           VALUE
----------- ----------------------------------- ------------
            COMMON STOCKS (59.6%)
            AEROSPACE & DEFENSE (3.1%)
   25,300   Rockwell International Corp.  ...... $ 1,483,212
                                                ------------
            AIRCRAFT & AEROSPACE (2.3%)
   10,800   United Technologies Corp. ..........   1,108,350
                                                ------------
            AUTOMOTIVE (3.4%)
   12,700   Chrysler Corp. .....................     733,425
   29,800   Ford Motor Co. .....................     882,825
                                                ------------
                                                   1,616,250
                                                ------------
            BANK HOLDING COMPANIES (3.1%)
    6,300   Wells Fargo & Co. ..................   1,478,137
                                                ------------
            BANKING (1.9%)
   11,100   Morgan (J.P.) & Co., Inc. ..........     901,875
                                                ------------
            BANKS - INTERNATIONAL (1.5%)
    9,700   Citicorp ...........................     716,587
                                                ------------
            BIOTECHNOLOGY (3.3%)
   33,800   Guidant Corp. ......................   1,550,575
                                                ------------
            BROADCAST MEDIA (2.8%)
   33,300   Viacom, Inc. (Class B)* ............   1,348,650
                                                ------------
            BROKERAGE (1.8%)
   14,600   Merrill Lynch & Co., Inc. ..........     830,375
                                                ------------
            COMMUNICATIONS -
             EQUIPMENT & SOFTWARE (3.3%)
   18,800   Cisco Systems, Inc.* ...............   1,562,750
                                                ------------
            CONSUMER PRODUCTS (2.4%)
   14,300   Kimberly-Clark Corp. ...............   1,152,937
                                                ------------
            ELECTRONICS - SEMICONDUCTORS/
             COMPONENTS (2.3%)
   20,000   Intel Corp. ........................   1,102,500
                                                ------------
            ENTERTAINMENT (2.7%)
   39,500   Circus Circus Enterprises, Inc.*  ..   1,259,062
                                                ------------
            FINANCIAL (5.1%)
   61,800   Countrywide Credit Industries, Inc.    1,436,850
   11,300   Federal Home Loan Mortgage Corp.  ..     967,563
                                                ------------
                                                   2,404,413
                                                ------------
            HEALTHCARE - DRUGS (2.0%)
   13,400   Merck & Co., Inc. ..................     941,350
                                                ------------
            NATURAL GAS (2.0%)
   38,100   Renaissance Energy Ltd. (Canada)*  .     950,073
                                                ------------
            OIL & GAS EXPLORATION - CANADIAN
             (2.0%)
   62,000   Canadian Natural Resources*  ....... $   931,016
                                                ------------
            SAVINGS & LOAN ASSOCIATIONS (2.4%)
   48,400   Ahmanson (H.F.) & Co. ..............   1,161,600
                                                ------------
            TELECOMMUNICATIONS (8.3%)
   10,100   AT&T Corp. .........................     675,438
   17,200   ITT Corp. ..........................     954,600
   18,700   ITT Hartford Group, Inc.* ..........     937,338
   52,500   ITT Industries, Inc. ...............   1,365,000
                                                ------------
                                                   3,932,376




                                                ------------
            TOBACCO (1.9%)
    9,700   Philip Morris Companies, Inc.  .....     902,100
                                                ------------
            UTILITIES (2.0%)
   21,000   American Electric Power Company,
             Inc. ..............................     929,250
                                                ------------
            TOTAL COMMON STOCKS (IDENTIFIED
             COST $24,324,962) .................  28,263,438
                                                ------------
            CONVERTIBLE PREFERRED STOCK (2.4%)
            FINANCIAL
   19,200   St. Paul Capital L.L.C. $3.00
             (Identified Cost $1,014,021)  .....   1,128,000
                                                ------------

 PRINCIPAL
 AMOUNT (IN
 THOUSANDS)
----------- --------------------------------- ------------
            CONVERTIBLE BOND (2.2%)
            ELECTRONICS - SEMICONDUCTORS
   $ 1,000  Analog Devices 3.50% due 12/01/00
             (Identified Cost $1,018,125)  ...   1,063,930
                                              ------------
            U.S. GOVERNMENT OBLIGATION (33.4%)
    11,735  U.S. Treasury Bond 9.00% due
             11/15/18 (Identified Cost
             $15,029,131) ....................  15,856,919
                                              ------------
            SHORT-TERM INVESTMENTS (7.8%)
            U.S. GOVERNMENT OBLIGATION (a) (3.1%)
     1,500  Federal Home Loan Banks 5.42% due
             02/01/96 ........................   1,500,000
                                              ------------


TCW/DW TOTAL RETURN TRUST
Portfolio of Investments Janaury 31, 1996 (unaudited) (continued)

 PRINCIPAL
 AMOUNT (IN
 THOUSANDS)                                        VALUE
----------- ---------------------------------- ------------
   $2,225   REPURCHASE AGREEMENT (4.7%)
            The Bank of New York 5.75% due
             02/01/96 (dated 01/31/96;
             proceeds $2,224,979;
             collateralized by $2,998,616 U.S.
             Treasury Principal Strip due
             05/15/01 valued at $2,269,116)
             (Identified Cost $2,224,624)  ....  $2,224,624
                                               ------------
            TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $3,724,624)  ....   3,724,624
                                               ------------

                                                            VALUE
                                                       -------------
          TOTAL INVESTMENTS
           (IDENTIFIED COST $45,110,863) (B)   105.4%    $50,036,911
          LIABILITIES IN EXCESS
           OF OTHER ASSETS ..................   (5.4)     (2,555,236)
                                             --------- -------------
          NET ASSETS ........................  100.0%    $47,481,675
                                             ========= =============

------------

*     Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $45,110,863; the aggregate gross unrealized appreciation is $5,133,733 and the aggregate gross unrealized depreciation is $207,685, resulting in net unrealized appreciation of $4,926,048.

                      See Notes to Financial Statements

TCW/DW TOTAL RETURN TRUST
Financial Statements
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
January 31, 1996 (unaudited)
-----------------------------------------------------------------------------

 ASSETS:
Investments in securities, at value
 (identified cost $45,110,863) .............   $50,036,911
Receivable for:
 Interest ..................................       231,117
 Shares of beneficial interest sold  .......        74,333
 Dividends .................................        30,914
Deferred organizational expenses ...........       116,244
Prepaid expenses and other assets ..........        37,470
                                             -------------
  TOTAL ASSETS .............................    50,526,989
                                             -------------
LIABILITIES:
Payable for:
 Investments purchased .....................     2,930,101
 Plan of distribution fee ..................        36,026
 Investment advisory fee ...................        12,228
 Management fee ............................        11,357
 Shares of beneficial interest repurchased           5,508
Accrued expenses and other payables  .......        50,094
                                             -------------
  TOTAL LIABILITIES ........................     3,045,314
                                             -------------
NET ASSETS:
Paid-in-capital ............................    41,402,862
Net unrealized appreciation ................     4,926,048
Accumulated undistributed net investment
 income ....................................        49,771
Accumulated undistributed net realized gain      1,102,994
                                             -------------
  NET ASSETS ...............................   $47,481,675
                                             =============
NET ASSET VALUE PER SHARE, 3,890,348 shares
 outstanding (unlimited shares authorized
 of $.01 par value) ........................   $     12.20
                                             =============

STATEMENT OF OPERATIONS
For the six months ended January 31, 1996 (unaudited)
-----------------------------------------------------------------------------

 NET INVESTMENT INCOME:
 INCOME
  Dividends (net of $6,304 foreign
   withholding tax) ...................  $  406,509
  Interest ............................     352,009
                                        -----------
   TOTAL INCOME .......................     758,518
                                        -----------
 EXPENSES
  Plan of distribution fee ............     182,434
  Management fee ......................      93,325
  Investment advisory fee .............      62,216
  Professional fees ...................      30,534
  Transfer agent fees and expenses  ...      23,294
  Shareholder reports and notices  ....      21,696
  Trustees' fees and expenses .........      19,986
  Organizational expenses .............      15,281
  Custodian fees ......................       8,174
  Registration fees ...................       5,229
  Other ...............................         955
                                        -----------
   TOTAL EXPENSES BEFORE AMOUNTS
    WAIVED/REIMBURSED .................     463,124
   LESS: AMOUNTS WAIVED/REIMBURSED  ...     (79,726)
                                        -----------
   TOTAL EXPENSES AFTER AMOUNTS
    WAIVED/REIMBURSED .................     383,398
                                        -----------
   NET INVESTMENT INCOME ..............     375,120
                                        -----------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain ...................   1,635,853
  Net change in unrealized
   appreciation .......................   1,836,194
                                        -----------
   NET GAIN ...........................   3,472,047
                                        -----------
   NET INCREASE .......................  $3,847,167
                                        ===========

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                                    FOR THE SIX MONTHS        FOR THE PERIOD
                                                                  ENDED JANUARY 31, 1996    NOVEMBER 30, 1994*
                                                                        (UNAUDITED)        THROUGH JULY 31, 1995
                                                                 -----------------------  ---------------------
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
  Net investment income ........................................        $   375,120             $   564,613
  Net realized gain ............................................          1,635,853               1,236,101
  Net change in unrealized appreciation ........................          1,836,194               3,089,854
                                                                 ------------------       -----------------
   Net increase ................................................          3,847,167               4,890,568
                                                                 ------------------       -----------------
 Dividends and distributions from:
  Net investment income ........................................           (542,795)               (347,167)
  Net realized gain ............................................         (1,768,960)                 --
                                                                 ------------------       -----------------
   Total .......................................................         (2,311,755)               (347,167)
                                                                 ------------------       -----------------
 Net increase from transactions in shares of beneficial
  interest .....................................................          9,928,685              31,374,177
                                                                 ------------------       -----------------
   Total increase ..............................................         11,464,097              35,917,578
NET ASSETS:
 Beginning of period ...........................................         36,017,578                 100,000
                                                                 ------------------       -----------------
 END OF PERIOD (including undistributed net investment income
  of $49,771 and $217,446, respectively) .......................        $47,481,675             $36,017,578
                                                                 ==================       =================

------------
*  Commencement of operations.

                      See Notes to Financial Statements

TCW/DW TOTAL RETURN TRUST
Notes to Financial Statements January 31, 1996 (unaudited)
-----------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES -- TCW/DW Total Return Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on June 29, 1994 and on August 22, 1994, the Fund issued 10,000 shares of beneficial interest to Dean Witter InterCapital Inc. ("InterCapital"), an affiliate of Dean Witter Services Company Inc. (the "Manager"), for $100,000 to effect the Fund's initial capitalization. The Fund commenced operations on November 30, 1994.

    The following is a summary of significant accounting policies:

    A. Valuation of Investments -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service, approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters and/or research and evaluation by its staff, including review of broker-dealer market price quotations, is available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing services; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

    B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

    C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

    D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for

TCW/DW TOTAL RETURN TRUST
Notes to Financial Statements January 31, 1996 (unaudited) (continued)

    tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

    E. Organizational Expenses -- InterCapital paid the organizational expenses of the Fund in the amount of approximately $127,000 exclusive of amounts reimbursed of $4,817 which was absorbed by InterCapital. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT -- Pursuant to a Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the annual rate of 0.45% to the net assets of the Fund determined as of the close of each business day.

   Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

   InterCapital had undertaken to reimburse all operating expenses (except for any 12b-1 and/or brokerage fees) and the Manager had agreed to waive the compensation provided for in its Management Agreement and the Adviser had undertaken to waive the compensation provided for in its Advisory Agreement until September 27, 1995.

3. INVESTMENT ADVISORY AGREEMENT -- Pursuant to an Investment Advisory Agreement with TCW Funds Management, Inc. (the "Adviser"), the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.30% to the net assets of the Fund determined as of the close of each business day.

   Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund, who are employees of the Adviser.

4. PLAN OF DISTRIBUTION -- Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gains distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon with a contingent deferred sales charge has been imposed or upon which such charge has been waived; or
(b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and

TCW/DW TOTAL RETURN TRUST
Notes to Financial Statements January 31, 1996 (unaudited) (continued)

incentive compensation to, and expenses of, account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and the preparation and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses by the Distributor.

   Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

   The Distributor has informed the Fund that for the six months ended January 31, 1996, it received approximately $111,000 in contingent deferred sales charges from certain redemptions of the Fund's shares.

5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES -- The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1996 aggregated $56,394,273 and $49,213,971, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $16,251,788 and $5,315,156, respectively.

   For the six months ended January 31, 1996, the Fund incurred brokerage commissions of $22,866 with DWR for portfolio transactions executed on behalf of the Fund.

   Dean Witter Trust Company, an affiliate of the Manager and Distributor, is the Fund's transfer agent. At January 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $3,800.

6. SHARES OF BENEFICIAL INTEREST -- Transactions in shares of beneficial interest were as follows:

                                                      FOR THE SIX
                                                      MONTHS ENDED               FOR THE PERIOD
                                                    JANUARY 31, 1996           NOVEMBER 30, 1994*
                                                      (UNAUDITED)            THROUGH JULY 31, 1995
                                              --------------------------  --------------------------
                                                 SHARES        AMOUNT        SHARES        AMOUNT
                                              -----------  -------------  -----------  -------------
Sold ........................................   1,048,171    $12,667,560    3,312,310    $34,211,447
Reinvestment of dividends and distributions       175,260      2,069,087       28,873        312,496
                                              -----------  -------------  -----------  -------------
                                                1,223,431     14,736,647    3,341,183     34,523,943
Repurchased .................................    (398,149)    (4,807,962)    (286,117)    (3,149,766)
                                              -----------  -------------  -----------  -------------
Net increase ................................     825,282    $ 9,928,685    3,055,066    $31,374,177
                                              ===========  =============  ===========  =============

-----------------------------

* Commencement of operations.

TCW/DW TOTAL RETURN TRUST
Financial Highlights
-----------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                               FOR THE PERIOD
                                             FOR THE SIX     NOVEMBER 30, 1994*
                                             MONTHS ENDED     THROUGH JULY 31,
                                           JANUARY 31, 1996         1995
                                          ----------------  ------------------
                                             (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...      $ 11.75            $ 10.00
                                          ------------      -------------
Net investment income ...................         0.10               0.21
Net realized and unrealized gain  .......         1.00               1.68
                                          ------------      -------------
Total from investment operations  .......         1.10               1.89
                                          ------------      -------------
Less dividends and distributions from:
 Net investment income ..................        (0.16)             (0.14)
 Net realized gain ......................        (0.49)              --
                                          ------------      -------------
Total dividends and distributions  ......        (0.65)             (0.14)
                                          ------------      -------------
Net asset value, end of period ..........      $ 12.20            $ 11.75
                                          ============      =============
TOTAL INVESTMENT RETURN+ ................         9.64%(1)          19.04%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................         1.86%(2)(4)        0.94%(2)(3)
Net investment income ...................         1.82%(2)(4)        3.19%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands        $47,482            $36,018
Portfolio turnover rate .................          122%(1)             91%(1)

------------

*      Commencement of operations.
+      Does not reflect the deduction of sales charge.
(1)    Not annualized.
(2)    Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Manager and Investment Adviser, the above annualized expense and net investment ratios would have been 2.66% and 1.47%, respectively.
(4) If the Fund had borne all of its expenses that were reimbursed or waived by the Manager and Investment Adviser, the above annualized expense and net investment ratios would have been 2.24% and 1.44%, respectively.

                      See Notes to Financial Statements

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Sheldon Curtis
Vice President, Secretary and
General Counsel

James A. Tilton
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.

TCW/DW
TOTAL RETURN
TRUST

                                                             Semiannual Report
                                                             January 31, 1996